Employee Retirement and Severance Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Employee Benefits Disclosure [Line Items]
Multiemployer pension plan contribution	¥ 4,321	¥ 4,452	¥ 4,165
Multiemployer plans collective bargaining arrangements, percentage of contribution		98.00%
Defined contribution pension plans, cost recognized	17,414	¥ 19,570	18,979
Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	218	1,451
Japan
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	704,169	682,695	735,513
Japan | Scenario, Forecast
Employee Benefits Disclosure [Line Items]
Expected contribution in defined benefit pension plan for the year ending December 31, 2020				¥ 13,257
Japan | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 218	1,451
Japan | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Japan | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	50.00%
Japan | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Fair value of plan assets	¥ 121,573	123,747
Foreign Plans
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 294,829	248,642	¥ 254,020
Foreign Plans | Scenario, Forecast
Employee Benefits Disclosure [Line Items]
Expected contribution in defined benefit pension plan for the year ending December 31, 2020				¥ 18,985
Foreign Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	35.00%
Foreign Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	20.00%
Foreign Plans | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 9,676	¥ 9,019
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	45.00%